UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22199

National Retail Fund III

(Exact name of registrant as specified in charter)

 450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  3/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

National Retail III
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009
Par Value		Coupon Rate (%)		Maturity	Value

	CONSUMER NOTES - 39.8%
13,000	3 year Consumer Note	9.90		3/12/2012	$ 13,014
25,000	3 year Consumer Note	10.90		3/23/2012	24,994
25,000	3 year Consumer Note	10.90		3/23/2012	24,994
19,527	3 year Consumer Note	10.90		2/6/2012	19,523
4,990	3 year Consumer Note	14.90		3/23/2012	4,991
978	3 year Consumer Note	13.90		2/19/2012	972
9,000	3 year Consumer Note	15.90		3/20/2012	8,984
13,000	3 year Consumer Note	15.90		3/11/2012	12,976
6,847	3 year Consumer Note	15.90		2/10/2012	6,834
25,000	3 year Consumer Note	17.90		3/26/2012	24,998
16,000	3 year Consumer Note	17.90		3/25/2012	15,998
	TOTAL CONSUMER NOTES ( Cost - $158,342)				158,278

	SHORT-TERM INVESTMENTS - 60.2%
239,613	Fifth Third Institutional Government Money Market (Cost $239,613)	0.510	+		239,613

	TOTAL INVESTMENTS - 100.0% ( Cost - $397,955) (a)				$ 397,891
	OTHER LIABILITIES LESS ASSETS - (0.0)%				(76)
	NET ASSETS - 100%				$ 397,815

+ Variable rate security. Interest rate shown is as of March 31, 2009.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation				$ 15
	Unrealized depreciation				(79)
	Net unrealized depreciation				$ (64)

National Retail III
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2009 (Continued)
Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157
(FAS 157), Fair Value Measurements
These inputs are summarized in the three broad levels listed below.
Level 1- quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.

The Following is a summary of the inputs in valuing the Fund's assets, which are carried at fair value, as of March 31, 2009:

Valuation Inputs	Investment in Securities ($)
Level 1 - Quoted Prices	239,613
Level 2 - Other Significant Observable Prices	-
Level 3 - Significant Unobservable Inputs	158,278
TOTAL	397,891

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Securities ($)
Balance as of 12/31/08	-
Realized Gain (Loss)	-
Change in unrealized (appreciation/depreciation)	(64)
Net purchases (sales)	158,342
Transfers in and/or out of Level 3	-
Balance as of 3/31/09	158,278

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

National Retail Fund III

By

*/s/ J. Patrick Kearns

       J. Patrick Kearns, President

Date

5/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ J. Patrick Kearns

       J. Patrick Kearns, President

Date

5/27/09

By

*/s/ Andrew Rogers

       Andrew Rogers, Treasurer

Date

5/27/09